Equity	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Equity

Note 16: Equity
Preferred and Common Shares Outstanding and Other Equity Instruments

(Canadian $ in millions, except as noted)	2022			2021
	Number of shares	Amount	Dividends declared per share	Number of shares	Amount	Dividends declared per share
Preferred Shares – Classified as Equity
Class B – Series 27	20,000,000	500	0.96	20,000,000	500	0.96
Class B – Series 29	16,000,000	400	0.91	16,000,000	400	0.91
Class B – Series 31	12,000,000	300	0.96	12,000,000	300	0.96
Class B – Series 33	8,000,000	200	0.76	8,000,000	200	0.76
Class B – Series 38 (1)	–	–	0.30	24,000,000	600	1.21
Class B – Series 40 (2)	–	–	0.56	20,000,000	500	1.13
Class B – Series 42 (3)	–	–	0.83	16,000,000	400	1.10
Class B – Series 44	16,000,000	400	1.21	16,000,000	400	1.21
Class B – Series 46	14,000,000	350	1.28	14,000,000	350	1.28
Class B – Series 50 (4)	500,000	500	24.64	–	–	–
Preferred Shares – Classified as Equity		2,650			3,650
Other Equity Instruments
4.800% Additional Tier 1 Capital Notes (AT1 Notes)		658			658
4.300% Limited Recourse Capital Notes, Series 1 (Series 1 LRCNs)		1,250			1,250
5.625% Limited Recourse Capital Notes, Series 2 (Series 2 LRCNs) (5)		750			–
7.325% Limited Recourse Capital Notes, Series 3 (Series 3 LRCNs) (6)		1,000			–
Preferred Shares and Other Equity Instruments		6,308			5,558
Common Shares
Balance at beginning of year	648,136,472	13,599		645,889,396	13,430
Issued to finance a portion of the announced acquisition (Note 10)	20,843,750	3,106		–	–
Issued under the Shareholder Dividend Reinvestment and Share Purchase Plan	7,531,233	999		–	–
Issued/cancelled under the Stock Option Plan and other stock-based compensation plans (Note 20)	733,591	57		1,630,867	122
Treasury shares sold/(purchased)	(138,168)	(17)		616,209	47
Balance at End of Year (7)	677,106,878	17,744	5.44	648,136,472	13,599	4.24

(1)	Series 38 was redeemed and final dividends were paid on February 25, 2022.
(2)	Series 40 was redeemed and final dividends were paid on May 25, 2022.
(3)	Series 42 was redeemed and final dividends were paid on August 25, 2022.
(4)	On July 27, 2022, we issued Class B Series 50 Preferred Shares for $500 million.
(5)	On March 15, 2022, we issued Series 2 LRCNs for $750 million.
(6)	On September 13, 2022, we issued Series 3 LRCNs for $1,000 million.
(7)	Common shares are net of 174,689 treasury shares as at October 31, 2022 (36,521 treasury shares as at October 31, 2021).
Preferred Share Rights and Privileges

(Canadian $, except as noted)
	Redemption amount	N on-cumulative dividend (1)		Reset premium	Date redeemable / convertible		Convertible to
Class B – Series 27	25.00	$0.24075	(2)	2.33%	May 25, 2024	(3)(4)	Class B – Series 28	(5)(6)
Class B – Series 29	25.00	$0.2265	(2)	2.24%	August 25, 2024	(3)(4)	Class B – Series 30	(5)(6)
Class B – Series 31	25.00	$0.240688	(2)	2.22%	November 25, 2024	(3)(4)	Class B – Series 32	(5)(6)
Class B – Series 33	25.00	$0.190875	(2)	2.71%	August 25, 2025	(3)(4)	Class B – Series 34	(5)(6)
Class B – Series 44	25.00	$0.303125	(2)	2.68%	November 25, 2023	(3)(4)	Class B – Series 45	(5)(6)
Class B – Series 46	25.00	$0.31875	(2)	3.51%	May 25, 2024	(3)(4)	Class B – Series 47	(5)(6)
Class B – Series 50	1,000.00	$24.64400	(2)	4.25%	November 26, 2027	(3)	Not convertible	(6)

(1)	Non-cumulative dividends are payable quarterly as and when declared by the Board of Directors , except for Class B – Series 50 preferred shares which are payable semi-annually .
(2)
The dividend rate will reset on the date redeemable and every five years thereafter at a rate equal to the
5-year
Government of Canada bond yield plus the reset premium noted. If converted to a floating rate series, the rate will be set as, and when declared, at the
3-month
Government of Canada treasury bill yield plus the reset premium noted.

(3)	Redeemable on the date noted and every five years thereafter.
(4)	Convertible on the date noted and every five years thereafter if not redeemed. If converted, the shares will become floating rate preferred shares.
(5)	If converted, the holders have the option to convert back to the original preferred shares on subsequent redemption dates.
(6)
The shares issued include a
non-viability
contingent capital provision, which is necessary for the shares to qualify as regulatory capital under Basel III. Refer to the
Non-Viability
Contingent Capital paragraph below for details.

On August 25, 2022, we redeemed all of our outstanding 16 million
Non-Cumulative
5-Year
Rate Reset Class B Preferred Shares, Series 42
(Non-Viability
Contingent Capital (NVCC)) for an aggregate total of $400 million.
On July 27, 2022, we issued 500,000
Non-Cumulative
5-Year
Rate Reset Class B Preferred Shares Series 50 (NVCC) at a price of $1,000 per share, for gross proceeds of $500 million. For the initial five-year period to the earliest redemption date of November 26, 2027, the shares pay quarterly cash dividends, if declared, at a rate of 7.373% per annum. The dividend rate will reset on the earliest redemption date and every fifth year thereafter at a rate equal to the
5-year
Government of Canada bond yield plus a premium of 4.250%.
On May 25, 2022, we redeemed all of our outstanding 20 million
Non-Cumulative
5-Year
Rate Reset
Class
 B Preferred Shares, Series
40
(NVCC) for an aggregate total of $500 million.
On February 25, 2022, we redeemed all of our outstanding 24 million
Non-Cumulative
5-Year
Rate Reset Class B Preferred Shares, Series 38 (NVCC) for an aggregate total of $600 million.
Other Equity Instruments
On March 15, 2022 and September 13, 2022, we issued $750 million 5.625% Limited Recourse Capital Notes, Series 2 (Series 2 LRCNs) (NVCC) and $1,000 million 7.325% Limited Recourse Capital Notes, Series 3 (Series 3 LRCNs) (NVCC), respectively. Together with the $1,250 million 4.300
% Limited Recourse Capital Notes, Series 1 (
Series 1 LRCNs) (NVCC), these LRCNs are classified as equity and form part of our Additional Tier 1 capital. Upon the occurrence of a recourse event, the noteholders will have recourse to assets held in a consolidated trust managed by a third-party trustee. The trust assets are currently comprised of
$1,250
million of BMO issued
Non-Cumulative 5-Year Rate Reset Class B Preferred Shares, Series 48 (NVCC) (Preferred Shares Series 48), $750 million of BMO issued Non-Cumulative 5-Year Rate
Reset Class B Preferred Shares, Series 49 (NVCC) (Preferred Shares Series 49) and $1,000 million of BMO issued Non-Cumulative 5-Year Rate Reset Class B Preferred Shares, Series 51 (NVCC) (Preferred Shares Series 51) issued concurrently with Series 1, Series 2 and Series 3 LRCNs, respectively. As the Preferred Shares Series 48,
Series 49 and Series 51 eliminate on consolidation, they do not currently form part of our Additional Tier 1 capital.
The US$500 million 4.800% Additional Tier 1 Capital Notes (AT1 Notes) (NVCC), are also classified as equity and form part of our Additional Tier 1 capital.
The LRCNs and AT1 Notes are compound financial instruments that have both equity and liability features. On the date of issuance, we assigned an insignificant value to the liability components of both types of instrument and, as a result, the full amount of proceeds has been classified as equity. Semi-annual distributions on the LRCNs and AT1 Notes will be recorded when payable. The LRCNs and AT1 Notes are subordinate to the claims of the depositors and certain other creditors in right of payment. The following table shows the details of our AT1 Notes and LRCNs as at October 31, 2022 and 2021.

(Canadian $ in millions, except as noted)					2022	2021
	Face value	Interest rate (%)	Redeemable at our option	Convertible to	Total	Total
4.8 00 % Additional Tier 1 Capital Notes	US$ 500	4.800 (1)	August 2024 (2)	Variable number of common shares (3)	658	658
4.300% Limited Recourse Capital Notes, Series 1	$1,250	4.300 (4)	November 2025 (2)	Variable number of common shares (4)	1,250	1,250
5.625% Limited Recourse Capital Notes, Series 2	$ 750	5.625 (4)	May 2027 (2)	Variable number of common shares (4)	750	–
7.325% Limited Recourse Capital Notes, Series 3	$1,000	7.325 (4)	November 2027 (2)	Variable number of common shares (4)	1,000	–
Total					3,658	1,908

(1)	Non-cumulative interest is payable semi-annually in arrears, at the bank’s discretion.
(2)
The notes are redeemable at a redemption price equal to 100% of the principal amount plus any accrued and unpaid interest, in whole or in part, at our option on any interest payment date on or after the first interest reset date or following certain regulatory or tax events. The bank may, at any time, purchase the notes at any price in the open market.

(3)
The notes issued include a
non-viability
contingent capital provision, which is necessary for the notes to qualify as regulatory capital under Basel III. Refer to the
Non-Viability
Contingent Capital paragraph below for details.

(4)
Non-deferrable
interest is payable semi-annually on these notes, at the bank’s discretion.
Non-payment
of interest will result in a recourse event, with the noteholders’ sole remedy being the holders’ proportionate share of trust assets comprised of our NVCC Preferred Shares Series 48 for Series 1 LRCNs, Preferred Shares Series 49 for Series 2 LRCNs and Preferred Shares Series 51 for Series 3 LRCNs. In such an event, the delivery of the trust assets will represent the full and complete extinguishment of our obligations under the LRCNs. In circumstances under which NVCC, including the Preferred Shares Series 48, Preferred Shares Series 49 and Preferred Shares Series 51 for Series 1, Series 2 and Series 3 LRCNs, respectively, would be converted into common shares of the bank (described below), the LRCNs would be redeemed, and the noteholders’ sole remedy would be their proportionate share of trust assets, then comprised of common shares of the bank received by the trust on conversion.

Common Shares
On March 29, 2022, we issued
20,843,750
common shares for $
3,106
 million to finance a portion of the purchase price for the announced acquisition of Bank of the West. Refer to Note 10 for further information.
Authorized Share Capital
We classify financial instruments that we issue as financial liabilities, equity instruments or compound instruments. Financial instruments that will be settled by a variable number of our common shares upon conversion by the holders are classified as liabilities in our Consolidated Balance Sheet. Dividends and interest payments on financial liabilities are classified as interest expense in our Consolidated Statement of Income. Financial instruments are classified as equity instruments when there is no contractual obligation to transfer cash or other financial assets. Issued instruments that are not mandatorily redeemable, or that are not convertible into a variable number of our common shares at the holder’s option, are classified as equity and presented in share capital. Dividend payments on equity instruments are recognized as a reduction in equity.
Common Shares
We are authorized by our shareholders to issue an unlimited number of our common shares, without par value, for unlimited consideration. Our common shares are not redeemable or convertible. Dividends are declared by our Board of Directors at their discretion. Historically, the Board of Directors has declared dividends on a quarterly basis and the amount can vary from quarter to quarter.
Preferred Shares
We are authorized by our shareholders to issue an unlimited number of Class A Preferred Shares and Class B Preferred Shares, without par value, in series, for unlimited consideration. Class B Preferred Shares may be issued in a foreign currency.
Treasury Shares
When we purchase our common shares as part of our trading business, we record the cost of those shares as a reduction in shareholders’ equity. If those shares are resold at a price higher than their cost, the premium is recorded as an increase in contributed surplus. If those shares are resold at a price below their cost, the discount is recorded as a reduction first to contributed surplus and then to retained earnings for any amount in excess of the total contributed surplus related to treasury shares.

Non-Viability
Contingent Capital
Class B – Series 27, Class B – Series 29, Class B – Series 31, Class B – Series 33, Class B – Series 44, Class B – Series 46 and Class B – Series 50 preferred share issues, the AT1 Notes and, by virtue of the recourse to the Preferred Shares Series 48, Preferred Shares Series 49 and Preferred Shares Series 51 for Series 1, Series 2 and Series 3 LRCNs, respectively, the LRCNs include a non-viability
contingent capital provision which is necessary for them to qualify as regulatory capital under Basel III. As such, they are convertible into a variable number of our common shares if OSFI announces that the bank is, or is about to become, non-viable
or if a federal or provincial government in Canada publicly announces that the bank has accepted, or agreed to accept, a capital injection, or equivalent support, to avoid non-viability.
In such an event, each preferred share or other equity instrument is convertible into common shares pursuant to an automatic conversion formula and a conversion price based on the greater of: (i) a floor price of $5.00 and (ii) the current market price of our common shares based on the volume weighted-average trading price of our common shares on the TSX. The number of common shares issued is determined by dividing the value of the preferred share or other equity instrument issuance, including declared and unpaid dividends on such preferred share or other equity instrument issuance, by the conversion price and then applying the multiplier.
Normal Course Issuer Bid
On December 3, 2021, we announced our intention, subject to the approval of OSFI and the TSX, to purchase for cancellation up to 22.5 million of our common shares under a normal course issuer bid (NCIB). Together with the announcement of the Bank of the West acquisition, we noted that we would not proceed with establishing a NCIB and did not expect to repurchase shares prior to the closing of the acquisition.
Share Redemption and Dividend Restrictions
OSFI must approve any plan to redeem any of our preferred share issues or other equity instruments for cash.
We are prohibited from declaring dividends on our preferred or common shares when we would be, as a result of paying such a dividend, in contravention of the capital adequacy, liquidity or any other regulatory directive issued under the
Bank Act (Canada)
. In addition, common share dividends cannot be paid unless all dividends declared and payable on our preferred shares have been paid or sufficient funds have been set aside to do so and, in certain circumstances, Class B Preferred Share dividends cannot be paid unless dividends on our Preferred Shares Series 48, Preferred Shares Series 49 and Preferred Shares Series 51 have been paid.
In addition, if the bank does not pay the interest in full on the AT1 Notes, the bank will not declare dividends on its common shares or preferred shares, or redeem, purchase or otherwise retire such shares, until the month commencing after the bank resumes full interest payments on the AT1 Notes.
Currently, these limitations do not restrict the payment of dividends on common or preferred shares.
Shareholder Dividend Reinvestment and Share Purchase Plan
We offer a Dividend Reinvestment and Share Purchase Plan (the Plan) for our shareholders. Participation in the
Plan
is optional. Under the terms of the Plan, cash dividends on common shares are reinvested to purchase additional common shares. Shareholders also have the opportunity to make optional cash payments to acquire additional common shares.
On January 10, 2022, we announced the offering of a 2% discount on the common shares issued from treasury under the dividend reinvestment feature of the Plan. Commencing with the common share dividend declared for the first quarter of fiscal 2022, and subsequently until further notice, common shares under the Plan will be issued by the bank from treasury with a 2% discount, calculated in accordance with the terms of the Plan. The discount will not apply to common shares purchased under the Optional Cash Payment feature of the Plan.
We issued 7,531,233 common shares under the Plan for the year ended October 31, 2022 (nil for the year ended October 31, 2021).
Potential Share Issuances
As at October 31, 2022, we had reserved 25,669,677 common shares (33,200,910 as at October 31, 2021) for potential issuance in respect of the
Plan
. We have also reserved 5,976,870 common shares (5,682,206 as at October 31, 2021) for the potential exercise of stock options, as further described in
Note 20.